Earnings (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (loss) per share	Earnings (loss) per share
16.1. Accounting policy
Basic earnings (loss) per share is calculated by dividing net income (loss) for the year attributed to the controlling shareholders by the weighted average number of common shares outstanding during the year.
Diluted earnings (loss) per share considers the number of shares outstanding for the purposes of Basic earnings (loss) plus (when dilutive) the number of potentially issuable shares computed following the treasury stock method, as required by IAS 33 - Earnings per share. All numbers of shares for the purpose of earnings per share are the weighted average during each period presented.
For share-based transactions, a calculation is done to determine the number of shares issuable, based on the number of shares granted adjusted by the difference between (i) the weighted average quoted market price during the period, and (ii) the proceeds to be obtained (if any) upon issuance of the shares. As per IAS 33, proceeds for share-based compensation instruments must include, as deemed proceeds, the amount to be recognized as compensation expense in profit and loss in future periods for such instruments.
16.2. Numerator of earnings (loss) per share
In determining the numerator of basic EPS, earnings attributable to the Group is allocated as follows:

	2024	2023	2022

Net income (loss) attributable to controlling shareholders	(1,515,222)	1,592,065	(519,417)
Numerator of basic EPS	(1,515,222)	1,592,065	(519,417)
In determining the numerator of diluted EPS, earnings attributable to the Group is allocated as follows:

	2024	2023	2022

Numerator of basic EPS	(1,515,222)	1,592,065	(519,417)
Adjustments for expenses (revenues) related to potential common shares included in the net income attributable to controlling shareholders (a)	—	(79,062)	—
Numerator of diluted EPS	(1,515,222)	1,513,003	(519,417)

(a)Diluted earnings per share are calculated by adjusting the numerator of basic EPS, considering adjustments of potentially convertible instruments related to contingent consideration of acquisitions. However, due to the loss for the year ended December 31, 2022, these instruments have a non-diluting effect, therefore, they were not considered in the total numerator of diluted loss per share. As of December 31, 2024 the Company has no convertible instruments related to contingent consideration.
16.3. Basic and Diluted earnings (loss) per share
The following table contains the earnings (loss) per share of the Group for the years ended December 31, 2024, 2023 and 2022 (in thousands except share and per share amounts):

	2024	2023	2022

Numerator of basic EPS	(1,515,222)	1,592,065	(519,417)

Weighted average number of outstanding shares	301,514,333	312,574,647	308,905,398
Weighted average number of contingently issuable shares with conditions satisfied	180,846	12,941	—
Denominator of basic EPS	301,695,179	312,587,588	311,880,008

Basic earnings (loss) per share - R$	(5.02)	5.09	(1.67)

Numerator of diluted EPS	(1,515,222)	1,513,003	(519,417)

Denominator of basic EPS	301,695,179	312,587,588	311,880,008
Share-based instruments (a) (Note 16.3.1)	—	6,679,569	—
Denominator of diluted EPS	301,695,179	319,267,157	311,880,008

Diluted earnings (loss) per share - R$	(5.02)	4.74	(1.67)

(a)Including share-based compensation, contingent consideration and non-compete agreement with founders of Linx. Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding, considering potentially convertible instruments. However, due to the loss for the years ended December 31, 2022 and 2024, these instruments issued have a non-diluting effect, therefore, they were not considered in the total number of outstanding shares to determine the diluted loss per share.
16.3.1. Detail of potentially issuable common shares for purposes of Diluted EPS
For the year ended December 31, 2023, the potentially issuable common shares consider the difference between the issuable shares under share-based instruments and the number of shares that potentially be purchased at the weighted average market price of the shares during the period with the amount of future compensation expense of those share-based instruments, as presented as follows:

2023

Shares issuable under share-based payment plans for which performance conditions have already been met	13,578,978
Total weighted average shares that could have been purchased: compensation expense to be recognized in future periods divided by the weighted average market price of Company’s shares	(8,944,168)
Other total weighted average shares potentially issuable for no additional consideration	2,044,759
Share-based instruments	6,679,569